UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler       Los Angeles, CA             11/14/06
   --------------------------   ------------------------------  ----------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                               -------------

Form 13F Information Table Entry Total:                  53
                                               -------------

Form 13F Information Table Value Total:          $1,620,241
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5     COLUMN 6        COLUMN 7          COLUMN 8
----------------------------  --------------  ---------  --------  --------------  --------  ---------------  ----------------------
                                                          VALUE     SHRS OR   SH/   PUT/ INVESTMENT OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN   CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------  --------------  ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
MICROSOFT CORP                COM             594918104  88,593    3,239,216  SH          Sole         0      3,239,216  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
HILLENBRAND INDS INC          COM             431573104  86,792    1,523,199  SH          Sole         0      1,523,199  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
FIRST DATA CORP               COM             319963104  80,345    1,912,987  SH          Sole         0      1,912,987  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
INVITROGEN CORP               COM             46185R100  70,086    1,105,281  SH          Sole         0      1,105,281  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
LAMAR ADVERTISING CO          CL A            512815101  63,678    1,192,243  SH          Sole         0      1,192,243  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
D R HORTON INC                COM             23331A109  63,144    2,636,501  SH          Sole         0      2,636,501  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
QIMONDA AG                    SPONSORED ADR   746904101  62,900    3,700,000  SH          Sole         0      3,700,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
SEAGATE TECHNOLOGY            SHS             G7945J104  60,409    2,616,230  SH          Sole         0      2,616,230  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
WYNDHAM WORLDWIDE CORP        COM             98310W108  59,195    2,116,392  SH          Sole         0      2,116,392  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
HOSPIRA INC                   COM             441060100  55,237    1,443,344  SH          Sole         0      1,443,344  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
SLM CORP                      COM             78442P106  54,759    1,053,468  SH          Sole         0      1,053,468  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
BEA SYS INC                   COM              73325102  47,599    3,131,502  SH          Sole         0      3,131,502  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
AMR CORP                      COM               1765106  46,111    1,992,707  SH          Sole         0      1,992,707  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
NTL INC DEL                   COM             62941W101  44,864    1,764,231  SH          Sole         0      1,764,231  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
CERADYNE INC                  COM             156710105  42,454    1,033,187  SH          Sole         0      1,033,187  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
NOKIA CORP                    SPONSORED ADR   654902204  39,150    1,988,319  SH          Sole         0      1,988,319  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
FURNITURE BRANDS INTL INC     COM             360921100  38,106    2,001,341  SH          Sole         0      2,001,341  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
ON SEMICONDUCTOR CORP         COM             682189105  37,858    6,438,361  SH          Sole         0      6,438,361  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
APPLE COMPUTER INC            COM             37833100   34,532      448,582  SH          Sole         0        448,582  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
PARAMETRIC TECHNOLOGY CORP    COM NEW         699173209  34,297    1,964,303  SH          Sole         0      1,964,303  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
ENSCO INTL INC                COM             26874Q100  33,538      765,195  SH          Sole         0        765,195  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
GARMIN LTD                    ORD             G37260109  33,498      686,716  SH          Sole         0        686,716  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- ------ -----
KOMAG INC                     COM NEW         500453204  33,213    1,039,203  SH          Sole         0      1,039,203  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
ROWAN COS INC                 COM             779382100  30,005      948,628  SH          Sole         0        948,628  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
AMERIPRISE FINL INC           COM             03076C106  29,906      637,664  SH          Sole         0        637,664  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
NOBLE CORPORATION             SHS             G65422100  29,466      459,117  SH          Sole         0        459,117  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
M D C HLDGS INC               COM             552676108  28,046      603,799  SH          Sole         0        603,799  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
PULTE HOMES INC               COM             745867101  27,936      876,848  SH          Sole         0        876,848  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
OMNICARE INC                  COM             681904108  25,723      596,970  SH          Sole         0        596,970  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
OSHKOSH TRUCK CORP            COM             688239201  25,235      500,000  SH          Sole         0        500,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
ALLSCRIPTS HEALTHCARE SOLUTI  COM             01988P108  22,480    1,000,000  SH          Sole         0      1,000,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
LCA-VISION INC.               COM PAR $.001   501803308  21,465      519,601  SH          Sole         0        519,601  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
CVS CORP                      COM             126650100  16,060      500,000  SH          Sole         0        500,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
HUNT J B TRANS SVCS INC       COM             445658107  14,891      716,936  SH          Sole         0        716,936  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
MCAFEE INC                    COM             579064106  14,089      576,018  SH          Sole         0        576,018  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
CITRIX SYS INC                COM             177376100  12,674      350,000  SH          Sole         0        350,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
EAGLE MATERIALS INC           COM             26969P108  9,844       292,287  SH          Sole         0        292,287  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
CSK AUTO CORP                 COM             125965103  8,460       600,000  SH          Sole         0        600,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
BOSTON SCIENTIFIC CORP        COM             101137107  7,860       531,434  SH          Sole         0        531,434  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
BURLINGTON NORTHN SANTA FE C  COM             12189T104  7,805       106,278  SH          Sole         0        106,278  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
ADVANCED MAGNETICS INC        COM             00753P103  7,624       223,577  SH          Sole         0        223,577  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
HERBALIFE LTD                 COM USD SHS     G4412G101  7,576       200,000  SH          Sole         0        200,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
LIGAND PHARMACEUTICALS INC    CL B            53220K207  7,428       739,800  SH          Sole         0        739,800  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
NORFOLK SOUTHERN CORP         COM             655844108  7,023       159,433  SH          Sole         0        159,433  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
AVENTINE RENEWABLE ENERGY     COM             05356X403  6,817       318,677  SH          Sole         0        318,677  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
RADISYS CORP                  COM             750459109  6,647       312,805  SH          Sole         0        312,805  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
APPLIED MICRO CIRCUITS CORP   COM             03822W109  6,506     2,258,939  SH          Sole         0      2,258,939  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
VERASUN ENERGY CORP           COM             92336G106  6,393       398,346  SH          Sole         0        398,346  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
TITAN INTL INC ILL            COM             88830M102  6,253       345,840  SH          Sole         0        345,840  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
DIGITAS INC                   COM             25388K104  6,131       637,354  SH          Sole         0        637,354  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
CSX CORP                      COM             126408103  5,754       175,279  SH          Sole         0        175,279  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109  3,565       250,000  SH          Sole         0        250,000  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
SONUS NETWORKS INC            COM             835916107    221        42,083  SH          Sole         0         42,083  0
----------------------------  -------------   ---------  --------  --------- ----  ---- ----------- --------  --------- -----  -----
